MoA US Government Money Market Fund Annual Fund Operating Expenses - MoA US Government Money Market Fund - MoA Money Market Fund	Dec. 31, 2024
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.23%